DEFERRED CHARGES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization of deferred charges	$ 295,926	$ 296,298
Weighted average life of current year additions to deferred charges	12 years